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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.01
                                               -----------------

Check here if Amendment [    ]; Amendment Number:
                                                 --------------------
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
            ----------------------------------
Address:    200 East Randolph Dr.
            ----------------------------------
            Suite 2900
            ----------------------------------
            Chicago, IL 60601
            ----------------------------------

   Form 13F File Number: 28-04003
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cheryl Cargie
         --------------------------------------
Title:   Vice President/Head Trader
         --------------------------------------
Phone:   312-726-0140
         --------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie               Chicago, IL        10/2/01
--------------------    -----------------------  -----------
[Signature]                 [City, State]           [Date]
Report Type (Check only
one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]


            Form 13F File Number         Name

            28-
               -------------             ------------------------------
            [Repeat as necessary.]







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SEC13F.LNS                               ARIEL CAPITAL MANAGEMENT


                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12.31.01
                            RUN DATE: 1/7/02 2:40 pm



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   65

FORM 13F INFORMATION TABLE VALUE TOTAL:   $7,308,439,335

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER           NAME



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RUN DATE: 01/07/02 2:40 P.M.       ARIEL CAPITAL MANAGEMENT               PAGE 1

                                DISCRETIONARY OWNERSHIP FOR 13F
                                     AS OF DATE: 12/31/01
     (ITEM 1)           (ITEM 2)  (ITEM 3)     (ITEM 4)     (ITEM 5)             (ITEM 6)                      (ITEM 8)
                                                                                 INVESTMENT                 VOTING AUTHORITY
                                                                                 DISCRETION                     (SHARES)
                                                                        --------------------------    ------------------------------
        NAME              TITLE                   FAIR      SHARES OR                       SHARED
         OF                OF       CUSIP        MARKET     PRINCIPAL     SOLE     SHARED   OTHER       SOLE       SHARED     NONE
       ISSUER             CLASS     NUMBER        VALUE       AMOUNT       (A)       (B)     (C)         (A)         (B)       (C)
-----------------------   -----    ---------   -----------  ----------  ---------- ------   ------    ----------   ------  ---------
AMERICAN GREETINGS CO     COMMON   026375105   178,670,309  12,965,915  12,965,915                    12,199,915       0     766,000
ANIXTER INTL INC COM      COMMON   035290105    89,495,270   3,084,980   3,084,980                     2,919,480       0     165,500
APOGENT TECHNOLOGIES      COMMON   03760A101    88,812,011   3,442,326   3,432,376           9,950     2,660,635       0     781,691
AVERY DENNISON CORP C     COMMON   053611109    77,768,321   1,375,700   1,371,825           3,875     1,052,425       0     323,275
BAUSCH & LOMB INC         COMMON   071707103   139,272,706   3,698,160   3,693,735           4,425     3,230,430       0     467,730
BLACK & DECKER CORP.      COMMON   091797100    51,396,749   1,362,225   1,358,425           3,800     1,061,685       0     300,540
BLOCK H & R INC COM       COMMON   093671105    60,557,370   1,354,751   1,350,901           3,850     1,045,935       0     308,816
BOB EVANS FARMS           COMMON   096761101   187,591,729   7,634,991   7,634,991                     7,189,016       0     445,975
BRADY CORP                COMMON   104674106   183,062,403   5,001,705   5,001,705                     4,703,205       0     298,500
CARNIVAL CRUISE LINE      COMMON   143658102    64,274,558   2,288,980   2,281,830           7,150     1,738,020       0     550,960
CENDANT CORP COM          COMMON   151313103   120,161,942   6,127,585   6,109,210          18,375     4,650,625       0   1,476,960
CENTURYTEL, INC           COMMON   156700106    97,345,250   2,967,843   2,959,218           8,625     2,285,330       0     682,513
CERTEGY INC COM           COMMON   156880106    43,954,700   1,284,474   1,282,199           2,275       974,571       0     309,903
CLOROX CO                 COMMON   189054109    67,960,268   1,718,338   1,713,188           5,150     1,324,400       0     393,938
DIAL CORP NEW COM         COMMON   252470101   111,786,530   6,518,165   6,518,165                     6,146,890       0     371,275
DU? & BRADSTREET CORP     COMMON   26483E100    84,840,479   2,403,413   2,396,363           7,050     1,825,961       0     574,452
ENERGIZER HLDGS INC C     COMMON   29266R108   174,501,620   9,160,190   9,153,665           6,525     8,317,020       0     843,170
EQUIFAX INC               COMMON   294429105    73,537,837   3,045,045   3,036,695           8,350     2,354,875       0     690,170
FORTUNE BRANDS INC CO     COMMON   349631101    46,990,559   1,186,930   1,183,805           3,125       935,895       0     251,035
FRANKLIN RES INC COM      COMMON   354613101    51,946,785   1,472,832   1,468,357           4,475     1,145,620       0     327,212
GENERAL BINDING CORP      COMMON   369154109    45,442,826   3,519,971   3,519,971                     3,294,371       0     225,600
GRACO INC COM             COMMON   384109104   181,898,336   4,658,088   4,658,088                     4,383,801       0     274,287
GREY GLOBAL GRP           COMMON   39787M108   170,036,585     255,023     255,023                       240,303       0      14,720
HARTE-HANKS COMM, INC     COMMON   416196103    75,866,176   2,693,155   2,685,355           7,800     2,074,265       0     618,890
HASBRO BRADLEY INC        COMMON   418056107   230,935,437  14,228,924  14,213,749          15,175    12,514,534       0   1,714,390
HCC INS HLDGS INC COM     COMMON   404132102   145,644,921   5,286,567   5,286,567                     4,985,042       0     301,525
HORACE MANN EDUCATORS     COMMON   440327104   164,065,295   7,731,635   7,731,635                     7,287,235       0     444,400
IDEX CORP COM             COMMON   45167R104   154,195,335   4,469,430   4,469,430                     4,219,305       0     250,125
INTERFACE, INC. CL A      COMMON   458665106    51,209,707   9,128,290   9,128,290                     8,616,590       0     511,700
INTERNATIONAL GAME TE     COMMON   459902102   162,198,157   2,374,790   2,372,215           2,575     2,122,995       0     251,795
INTERPUBLIC GROUP COS     COMMON   460690100    73,301,442   2,481,430   2,474,230           7,200     1,934,370       0     547,060
INVACARE CORP COM         COMMON   461203101   159,436,501   4,729,650   4,729,650                     4,469,300       0     260,350
ISHARES TR RUSSELL HI     COMMON   464287473       499,142       6,405       6,405                         2,755       0       3,650
JONES APPAREL GROUP I     COMMON   480074103    41,179,062   1,241,455   1,238,680           2,775       979,330       0     262,125
JONES LANG LASALLE IN     COMMON   48020O107    78,866,767   4,369,350   4,369,350                     4,140,950       0     228,400
JOURNAL REGISTER CO C     COMMON   481138105    72,974,084   3,468,350   3,468,350                     3,286,150       0     182,200
LEE ENTERPRISES INC C     COMMON   523768109   319,877,241   8,795,085   8,787,535           7,550     7,845,620       0     949,465
LEGGETT & PLATT INC       COMMON   524660107   145,496,643   6,325,941   6,317,616           8,325     5,449,245       0     876,696
LIBBEY INC COM            COMMON   529898108    98,360,900   3,012,585   3,012,585                     2,834,960       0     177,625
LIVYELFUSE INC COM        COMMON   537008104    85,890,211   3,273,255   3,273,255                     3,076,155       0     197,100
LONGS DRUG STORES INC     COMMON   543162101    94,954,948   4,061,375   4,061,375                     3,845,175       0     216,200
MARKEL CORP COM           COMMON   570535104   133,529,354     743,275     743,275                       700,290       0      42,985
MATTHEWS INTL CORP CL     COMMON   577128101    76,924,364   3,129,551   3,129,551                     2,960,701       0     168,850
MBIA INC                  COMMON   552620100   115,831,148   2,159,820   2,153,360           6,460     1,655,987       0     503,833
MBNA CORP COM             COMMON   55262?100    98,748,848   2,805,365   2,796,890           8,475     2,146,247       0     659,118

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
                                                                                                                              PAGE 2

RUN DATE: 01/07/02  2:40 P.M.                             ARIEL CAPITAL MANAGEMENT

                                                      DISCRETIONARY OWNERSHIP FOR 13F
                                                            AS OF DATE: 12/31/01
      (ITEM 1)        (ITEM 2)   (ITEM 3)        (ITEM 4)      (ITEM 5)            (ITEM 6)                      (ITEM 8)
                                                                                  INVESTMENT                  VOTING AUTHORITY
                                                                                  DISCRETION                      (SHARES)
                                                                             --------------------   --------------------------------
        NAME            TITLE                       FAIR       SHARES OR                  SHARED
         OF               OF       CUSIP          MARKET       PRINCIPAL     SOLE  SHARED  OTHER       SOLE       SHARED      NONE
       ISSUER           CLASS      NUMBER          VALUE         AMOUNT       (A)    (B)    (C)         (A)         (B)        (C)
---------------------- ------   ----------   --------------   ------------ -------- -----  ----- -- --------- -----------  ---------
MCCLATCHY CO CL A       COMMON  579489105       76,665,930      1,631,190  1,626,440       4,750     1,245,675       0       385,515
MCCORNICK & CO INC NO   COMMON  579780206      243,098,004      5,792,185  5,785,835       6,350     5,067,130       0       725,005
MIDCAP SPDR TR UNIT S   COMMON  595635103          371,200          4,000      4,000                     4,000       0             0
NILLER MERNAH INC       COMMON  600544100      204,014,170      8,622,746  8,613,296       9,450     7,558,390       0     1,064,356
NEIHAN MARCUS GROUPS    COMMON  640204202      181,124,740      5,829,570  5,825,570       4,000     5,262,245       0       567,325
OMEIDA LTD COM          COMMON  682505102       41,665,395      3,217,405  3,217,405                 3,027,155       0       190,250
PITNEY BOWES INC        COMMON  724479100       69,389,134      1,844,965  1,839,690       5,275     1,402,535       0       442,430
RADIO ONE INC CL D NO   COMMON  75040P405       45,993,218      2,553,760  2,553,760                 2,402,610       0       151,150
ROUSE CO.               COMMON  779273101      289,433,558      9,881,651  9,871,476      10,175     8,677,300       0     1,204,351
SERVICEMASTER CO COM    COMMON  81760N109      303,690,155     22,006,533 21,991,483      15,050    20,000,108       0     2,006,425
SNUCKER J H CO COM      COMMON  832696306       85,864,606      2,426,925  2,426,925                 2,282,000       0       144,925
STEELCASE INC CL A      COMMON  858155203        5,701,718        387,345    387,345                   371,245       0        16,108
SUNGARD DATA SYS INC    COMMON  867363103       97,445,064      3,368,305  3,357,855      10,450     2,577,040       0       791,265
SYBRON DENTAL SPECIAL   COMMON  871142105      122,468,809      5,675,107  5,671,249       3,858     5,237,531       0       437,576
T ROWE PRICE GROUP IN   COMMON  74144T108       44,947,080      1,294,186  1,290,936       3,250     1,018,336       0       275,850
TOYS R US INC COM       COMMON  892335100       60,007,768      2,893,335  2,885,435       7,900     2,278,975       0       614,360
TRIBUNE CO COM          COMMON  896047107       60,256,835      1,609,854  1,605,654       4,200     1,251,170       0       358,684
VALASSIS COMMUNICATIO   COMMON  918866104      158,444,706      4,448,195  4,448,195                 4,188,220       0       259,975
WASTE MGMT INC COM      COMMON  94106L109       45,045,911      1,411,655  1,405,255       6,400       916,970       0       494,685
UNS INDS INC COM        COMMON  929297109       46,141,000      2,307,050  2,307,050                 2,217,250       0        89,800
XL CAPITAL LTD CL A     COMMON  G98255105       98,001,598      1,072,697  1,069,497       3,200       818,332       0       254,365
ZEBRA TECHNOLOGIES CO   COMMON  989207105       57,377,912      1,033,650  1,033,650                   976,050       0        57,600

     TOTAL                                   7,308,439,335